Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Notes and other explanatory information [abstract]
2026	$ 355,253
2027	593,684
2028	1,137,129
2029	1,367,682
2030 and thereafter	2,923,055
Total committed expenditures	$ 6,376,803